Employee benefits	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Employee benefits

31. Employee benefits

a)
Employee costs includes

	Year ended March 31,
	2021		2022		2023
Salaries and bonus	₹	318,043	₹	429,837	₹	516,063
Employee benefits plans		11,431		16,074		17,623
Share-based compensation(1)		2,897		4,164		3,958
	₹	332,371	₹	450,075	₹	537,644

(1) Includes ₹ 587, ₹ 54 and ₹ (11) for the years ended March 31, 2021, 2022 and 2023, respectively, towards cash settled ADS RSUs.

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2021		2022		2023
Cost of revenues	₹	282,983	₹	382,446	₹	456,759
Selling and marketing expenses		31,236		41,339		46,840
General and administrative expenses		18,152		26,290		34,045
	₹	332,371	₹	450,075	₹	537,644

Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2021		2022		2023
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income - loss/(gain)	₹	(578)	₹	(30)	₹	626
Actuarial loss/(gain) arising from financial assumptions		423		(625)		(2,106)
Actuarial loss/(gain) arising from demographic assumptions		155		(667)		342
Actuarial loss/(gain) arising from experience adjustments		(334)		920		741
Changes in asset ceiling		-		-		463
	₹	(334)	₹	(402)	₹	66

b)
Gratuity and foreign pension

Defined benefit plans include gratuity for employees drawing salary in Indian rupees, pension and certain benefit plans in foreign jurisdictions. Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2021		2022		2023
Current service cost	₹	2,085	₹	2,674	₹	2,682
Net interest on net defined benefit liability/(asset)		131		64		45
Net charge to statement of income	₹	2,216	₹	2,738	₹	2,727

Actual return on plan assets	₹	1,127	₹	715	₹	184

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2022		2023
Defined benefit obligation at the beginning of the year	₹	15,475	₹	18,893
Acquisitions		3,123		94
Current service cost		2,674		2,682
Interest on obligation		749		855
Benefits paid		(2,731)		(3,291)
Remeasurement loss/(gain)
Actuarial loss/(gain) arising from financial assumptions		(625)		(2,106)
Actuarial loss/(gain) arising from demographic assumptions		(667)		342
Actuarial loss/(gain) arising from experience adjustments		920		741
Translation adjustment		(25)		403
Defined benefit obligation at the end of the year	₹	18,893	₹	18,613

Change in plan assets is summarized below:

	As at March 31,
	2022		2023
Fair value of plan assets at the beginning of the year	₹	13,637	₹	17,701
Acquisitions		1,636		-
Expected return on plan assets		685		810
Employer contributions		2,213		306
Benefits paid		(452)		(513)
Remeasurement (loss)/gain
Return on plan assets excluding interest income - (loss)/gain		30		(626)
Translation adjustment		(48)		327
Fair value of plan assets at the end of the year	₹	17,701	₹	18,005
Present value of unfunded obligation	₹	(1,192)	₹	(608)
Effect of asset ceiling		-		(490)
Recognized asset/(liability)	₹	(1,192)	₹	(1,098)

Change in effect of asset ceiling is summarized below:

	As at March 31,
	2022		2023
Effect of asset ceiling at the beginning of the year	₹	-	₹	-
Changes in the effect of limiting the surplus to the asset ceiling		-		463
Translation adjustment		-		27
Effect of asset ceiling at the end of the year	₹	-	₹	490

As at March 31, 2022 and 2023, plan assets were primarily invested in insurer managed funds.

The Company has established an income tax approved irrevocable trust fund to which it regularly contributes to finance the liabilities of the gratuity plan. The fund’s investments are managed by certain insurance companies as per the selection made by the trustees among the fund plan available.

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2022	2023
Discount rate	4.54%	6.31%
Expected return on plan assets	4.54%	6.31%
Expected rate of salary increase	6.12%	6.30%
Duration of defined benefit obligations	8 years	8 years

The expected return on plan assets is based on expectation of the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.

The discount rate is primarily based on the prevailing market yields of government securities for the estimated term of the obligations. The estimates of future salary increase considered takes into account the inflation, seniority, promotion and other relevant factors. Attrition rate considered is the management’s estimate, based on previous years’ employee turnover of the Company.

The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2024	₹	1,857
Estimated benefit payments from the fund for the year ending March 31:
2024	₹	2,583
2025		2,126
2026		2,061
2027		2,068
2028		1,851
Thereafter		15,479
Total	₹	26,168

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as at March 31, 2023.

Sensitivity for significant actuarial assumptions is computed to show the movement in defined benefit obligation by 1 percentage.

As of March 31, 2023, every 1 percentage point increase/ (decrease) in discount rate will result in (decrease)/increase of defined benefit obligation by approximately ₹ (1,288) and ₹ 1,469 respectively (March 31, 2022: ₹ (1,937) and ₹ 1,000 respectively).

As of March 31, 2023, every 1 percentage point increase/ (decrease) in expected rate of salary will result in increase/ (decrease) of defined benefit obligation by approximately ₹ 986 and ₹ (934) respectively (March 31, 2022: ₹ 634 and ₹ (635) respectively).

The sensitivity analysis to significant actuarial assumptions may not be representative of the actual change in the defined benefit obligations as the change in assumptions may not occur in isolation since some of the assumptions may be correlated. Furthermore, in presenting the sensitivity analysis, the present value of the defined benefit obligations has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the statement of financial position.

c)
Provident fund:

The details of fund and plan assets are given below:

	As at March 31,
	2022		2023
Fair value of plan assets	₹	76,573	₹	90,938
Present value of defined benefit obligation		(76,573)		(90,938)
Net shortfall	₹	-	₹	-

The total expense for the years ended March 31, 2021, 2022 and 2023 is ₹ 2,833, ₹ 3,578 and ₹ 5,941, respectively.

The plan assets have been invested as per the regulations of Employees' Provident Fund Organization (EPFO).

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2022	2023
Discount rate for the term of the obligation	5.85%	7.35%
Average remaining tenure of investment portfolio	6 years	6 years
Guaranteed rate of return	8.10%	8.15%

d)
Defined contribution plans:

The total expense for the years ended March 31, 2021, 2022 and 2023 is ₹ 6,513, ₹ 9,822 and ₹ 9,000, respectively.